Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ (20)	£ 25	£ 24
Fair value hedging
Disclosure of detailed information about hedged items
(Loss)/gain on hedged items attributable to the hedged risk	(442)	(846)	877
Gain/(loss) on the hedging instruments	482	897	(875)
Hedging ineffectiveness	40	51	2
Cash flow hedging
Disclosure of detailed information about hedged items
Hedging ineffectiveness	(60)	(26)	22
Cash flow hedging | Interest rate risk
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ (60)	£ (26)	£ 22